Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
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Minimum Lease Payments Expensed	The Company expensed the lease payments as follows:

	Years Ended December 31
	2017	2018
	NT$	NT$
	(In Millions)	(In Millions)
Minimum lease payments	$2,178.1	$4,243.1

Future Minimum Lease Payments under Non-cancellable Operating Leases
Future minimum lease payments under the above
non-cancellable
operating leases are as follows:

December 31, 2018
NT$
(In Millions)
Not later than 1 year	$5,824.1
Later than 1 year and not later than 5 years	5,834.9
Later than 5 years	9,190.6

$20,849.6

Right-of-use assets

a.	Right-of-use assets

December 31, 2019
NT$
(In Millions)
Carrying amounts

Land	$14,064.0
Buildings	2,351.8
Machinery and equipment	775.8
Office equipment	40.8

$17,232.4

Year Ended December 31, 2019
NT$
(In Millions)

Additions to right-of-use assets	$1,033.0

Year Ended December 31, 2019
NT$
(In Millions)
Depreciation of right-of-use assets
Land	$957.1
Buildings	458.8
Machinery and equipment	1,184.4
Office equipment	22.4

$2,622.7

Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	$55.0

Lease liabilities
b.	Lease liabilities

December 31, 2019
NT$
(In Millions)
Carrying amounts
Current portion (classified under accrued expenses and other current liabilities)	$2,275.1
Noncurrent portion	15,041.8

$17,316.9

Ranges of discount rates for lease liabilities	Ranges of discount rates for lease liabilities are as follows:

December 31, 2019
Land	0.67%-2.14%
Buildings	0.67%-3.88%
Machinery and equipment	3.24%
Office equipment	0.64%-3.88%

Maturity analysis of lease payments receivable	The maturity analysis of lease payments receivable under operating subleases is as follows:

December 31, 2019
NT$
(In Millions)
Year 1	$58.6
Year 2	1.9

$60.5

Other lease information
e.	Other lease information

Year Ended December 31, 2019
NT$
(In Millions)
Expenses relating to short-term leases	$5,007.1

Expenses relating to low-value asset leases	$0.5

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$195.1

Year Ended December 31, 2019
NT$
(In Millions)
Total cash outflow for leases	$7,724.4